Retained Earnings and Accumulated Other Comprehensive Income - Dividends (Details) - MXN ($) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Feb. 28, 2021	May 31, 2019	Apr. 30, 2019	May 31, 2018	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends recognised as distributions to owners							$ 2,664,340	$ 2,345,430
Contingent payout obligation overstatement						$ 221,000
Multiplying factor						1.4286
Applicable tax rate						30.00%	30.00%	30.00%
Withholding tax rate						10.00%
Cumulative earnings						$ 73,188,085
Series A, B, D and L Shares
Dividends recognised as distributions to owners		$ 1,066,187		$ 1,068,868
Series "D" Shares
Dividend per share			$ 0.002991452991		$ 0.002991452991
Series "L" Shares
Dividend per share			0.002991452991		0.002991452991
Series "A" Shares
Dividend per share			0.002991452991		0.002991452991
Series "B" Shares
Dividend per share			0.002991452991		0.002991452991
CPOs
Dividend per share	$ 0.35		$ 0.35		$ 0.35